SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of Consolidation

These interim condensed consolidated financial statements are unaudited. In the opinion of management, all adjustments consisting of normal recurring accruals and disclosures necessary for a fair presentation of these interim condensed consolidated financial statements have been included. The results reported in the unaudited condensed consolidated financial statements for any interim periods are not necessarily indicative of the results that may be reported for the entire year.

The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with the U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 20-F for the year ended December 31, 2021 filed with the SEC on April 19, 2022.

The condensed consolidated balance sheet as of December 31, 2021 included herein has been derived from the audited consolidated financial statements as of December 31, 2021 but does not include all disclosures required by the U.S. GAAP.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (i) has power to direct the activities that most significantly affects the economic performance of the VIE, and (ii) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Mingda Tianjin has the following branch offices, which have been included in the accompanying condensed consolidated financial statements:

Percentage
	Date of	Place of	of
Name of the Branch Offices of the VIE	Incorporation	Incorporation	Ownership
Mingda Jiahe (Tianjin) Co. Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Mingda Jiahe (Tianjin) Co. Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A

Mingda Tianjin included the following branch offices and/or subsidiaries in previous consolidated financial statements. These offices and subsidiaries were dissolved in 2021 and deconsolidated from the accompanying consolidated financial statements for the year ended December 31, 2021.

			Percentage
	Date of	Place of	of
Name of the Deconsolidated Subsidiaries Owned by the VIE	Incorporation	Incorporation	Ownership
Mingda Jiahe (Tianjin) Co. Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Xishe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xishe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, allowance for doubtful accounts, assumptions related to the consolidation of entities in which the Group holds variable interests, and valuation allowance on deferred tax.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date;

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data; and

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables, prepaid expenses, prepaid income tax, deferred tax assets, accounts payable and accrued liabilities, income tax payable, and other taxes payable approximate their fair value based on the short-term maturity of these instruments.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.

The Group maintains cash and cash equivalents with various commercial banks within the PRC. The Group has not experienced any losses in the bank accounts and believes it is not exposed to any risks on its cash held in PRC banks.

Cash in PRC denominated in RMB may not be freely transferable to out of the PRC because of exchange control regulations or other reasons. Such restricted cash amounted $512,729 and $947,779 as of June 30, 2022 and December 31, 2021, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are carried at cost, less accumulated depreciation. Costs include any incremental costs that are directly attributable to the construction or acquisition of the item of property and equipment. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Depreciation is computed using the straight-line method over the estimated useful lives.

When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in the results of operations.

Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	2 or 10 years
Vehicles	4 years

Revenue Recognition

Revenue Recognition

The Group has adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Group determines revenue recognition through the following five steps: (1) identification of the contract, or contracts, with a customer, (2) identification of the performance obligations in the contract, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations in the contract, and (5) recognition of revenue when, or as, the Group satisfies a performance obligation.

The operating entities’ service contracts typically include the terms of parties, services to be provided, service covered period, details of service fee calculation, and terms or conditions when services are to be paid. The performance obligation of the operating entities is clearly defined as to sale of real properties specified in the contracts. The performance obligation is satisfied when at the point of closing of the sales contract with each property buyer is completed and, when the developer received the proceeds from the sales (cash and/or bank loans). The commission fee is determined based on the total value of property sold multiplied by the commission rate agreed upon in the contracts. The commission rates vary among developers. The payment terms also vary with certain developers dividing the contracts into several phases and making payment when a phase has been completed. These variable considerations will not change the calculation of commission fees. The transaction price is determined based on the commission rate and properties sold.

The Group’s major revenue is commission fees from selling real estate properties. Commission fee revenue from property brokerage is recognized when: (i) the operating entities have completed their performance obligation to sell properties per contract, (ii) the property developer and the buyer completed a property sales transaction and the developer received full or partial amount of proceeds from the buyer or full payment from the banker if mortgaged, and (iii) the property developer granted confirmation to the operating entities to issue an invoice per contract. The Group recognizes revenue net of value added taxes (“VAT”).

The Group does not handle any monetary transactions nor act as an escrow intermediary between the developers and the buyers.

Certain sales contracts allow developers to withhold certain percentage of total commission for a certain period as a risk fund to cover potential damages caused by sales activities of the operating entities. In these circumstances, the Group will not determine that the operating entities’ performance obligations have been fulfilled until the withholding period has passed. Since the amount being withheld is the risk of loss from the sales transaction, the Group records the amount withheld by developers as deferred income and will recognize the income when the withholding period has passed and the amount withheld is confirmed by the developers.

The Group has engaged in the business of managing rental property via its UK subsidiary, Mansions Estate, since August 2021. Mansions Estate receives a one-time referral fee from tenants, based on a certain percentage of total leased value of lease agreement. The Group recognizes the revenue, when: a) the lease agreement is executed and b) the tenant makes its first payment. Mansions Estate also provides management services to tenants and collects service fees. Management service fees are recognized on a monthly basis. The prepayment of monthly service fee is recorded as deferred income.

Additionally, the Group provides consulting services to its clients, such as training, design, and marketing. Revenue recognized from consulting is net of VAT.

Segment Information

Segment Information

The Group uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. All of the Group’s operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment. For the six months ended June 30, 2022, 97% of the revenue was derived from commission-based service located in the PRC and 3% was derived from rental management located in the UK. For the six months ended June 30, 2021, 99% of the revenue was derived from commission-based service and 1% from consulting income, all located in the PRC.

Through Mingda Tianjin and its branch offices in Chengdu, Suzhou, and Yangzhou (deconsolidated in 2021), the Group owns and operates a primary real estate agency service business in the following local markets, Tianjin, Chengdu, Suzhou, and Yangzhou. The revenue from each local market represented 95%, 5%, 0%, and 0% of the total agency revenue for the six months ended June 30, 2022, respectively, and represented 62%, 38%, 0%, and 0% of the total agency revenue for the six months ended June 30, 2021, respectively.

Leases

Leases

ASC 842 requires the Group to determine whether a contract is a lease or contains a lease at the inception of the contract, considering all relevant facts and circumstances. A contract is a lease or contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration.

A lease is classified as a finance lease when the lease meets any of the following criteria: (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, (ii) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. A lease not classified as a finance lease is classified as an operating lease.

A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee should include payments to be made in optional periods only if the lessee is reasonably certain to exercise its option to extend the lease or not exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option.

The Group has elected not to recognize on the balance sheet leases with terms of 12 months or less. The Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew.

Business Tax and Value Added Tax ("VAT")

Business Tax and Value Added Tax (“VAT”)

The PRC government implemented a VAT reform pilot program, which replaced the business tax with VAT. Since May 2016, the changes from business tax to VAT have been expanded to all other service sectors which used to be subject to business tax. The VAT rate applicable to subsidiaries of the Company and the VIE is 6%. The Company accrues VAT payable when revenue is recognized.

The UK government charges VAT on business services and commission. The standard VAT rate is 20%. All income of Mansions Estate in UK will be subject to VAT. The Company accrues VAT payable when revenue is recognized.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed.

Marketing and Advertising Expenses

Marketing and Advertising Expenses

Marketing and advertising expenses consist primarily of marketing planning fees and advertisements expenses used for targeted property sales. The Group expenses all marketing and advertising costs as incurred and records these costs within “Selling expenses” on the consolidated statements of operations when incurred. The Group incurred zero such expenses for the six months ended June 30, 2022 and 2021, respectively.

Income Taxes

Income Taxes

The Company’s operation in China is governed by the income tax laws of the PRC. The Chinese Corporate Income Tax applies to all companies in China, foreign owned and Chinese owned. It is levied on company profits at a rate of 25%.

The Company’s operation in the UK is governed by the income tax laws of the UK. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and will be maintained at this rate for the financial year beginning April 1, 2022.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax liabilities related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the Group recognizes the largest amount of tax liabilities that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. There were no such tax liabilities recognized in the accompanying consolidated financial statements. The Group records interest and penalties as a component of income tax expense. There were no such interest and penalties for the six months ended June 30, 2022 and the year ended December 31, 2021.

Non-Controlling Interest

Non-Controlling Interest

Non-controlling interest is classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of the Company from the interest of the non-controlling interest holder. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was 49% owned by an unrelated third party as of December 31, 2020 and 2019. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was dissolved in 2021 and deconsolidated from the consolidated financial statements ended in December 31, 2021. Mansions Estate was 49% owned by other two unrelated parties as of December 31, 2021. On May 2022, the Company acquired the 49% equity interests owned by the two unrelated parties.

Per Share Amounts

Per Share Amounts

The Company computes per share amounts in accordance with ASC Topic 260 “Earnings per Share” (EPS), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the net income (loss) available to holders of ordinary shares by the weighted-average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive ordinary share equivalents.

The Group had a total of 126,082 underwriter’s warrants outstanding as of June 30, 2022 and December 31, 2021. The underwriter’s warrants are exercisable at a price $6.25. As of June 30, 2022, the Group’s closing stock price was $2.288, which had no dilutive impact. For the six months ended June 30, 2021, the closing stock price was $6.63. These warrants were potential diluted shares. However, during the six months ended June 30, 2021, the Company incurred a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

	June 30,	June 30,
	2022	2021
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$(1,263,601)	$(230,996)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,675,216	11,675,216
Per share amount
Per share - basic and diluted	$(0.11)	$(0.02)

Comprehensive Income

Comprehensive Income

The Company follows ASC 220-10, “Reporting Comprehensive Income,” which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders.

Foreign Currency Translation

Foreign Currency Translation

The Company follows ASC 220-10, “Reporting Comprehensive Income,” which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders.

	June 30,	June 30,	December 31,
1 US$ = RMB	2022	2021	2021
At end of the period - RMB	6.7030	6.4576	6.3524
Average rate for the period ended - RMB	6.4816	6.4682	6.4491

1 US$ = GBP
At end of the period - GBP	0.8262	—	0.7419
Average rate for the period ended - GBP	0.7713	—	0.7327

The financial records of certain of the Company’s subsidiaries and the VIE are maintained in local currencies other than the U.S. dollar, such as RMB, which are their functional currencies. Transactions denominated in currencies other than the functional currency are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the condensed consolidated statements of operations and comprehensive income (loss). There were $26,992 and $(6,229) transaction gain and (loss) recorded for the six months ended June 30, 2022 and 2021, respectively.

Concentration Risk

Concentration Risk

The Company’s operations are primarily carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Some of the Company’s cash is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is approximately $75,000 (RMB500,000 at the June 30, 2022 exchange rate) for each depositor. The Company’s total unprotected cash in the PRC banks amounted to approximately $553,000 and $2,268,000, as of June 30, 2022 and December 31, 2021, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

The Company’s UK subsidiary, Mansions Estate, has bank accounts in the UK. Customer deposits held by banks, building societies, and credit unions (including in Northern Ireland) in UK establishments that are authorized by the Prudential Regulation Authority are protected by the Financial Services Compensation Scheme up to £85,000, which was approximately $103,000 (translated at the June 30, 2022 exchange rate). The Company’s total unprotected cash in UK bank accounts amounted to approximately $4,179,000 and $2,913,000, as of June 30, 2022 and December 31, 2021, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts

Deconsolidation

Deconsolidation

In accordance with ASC 810-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest, (b) a contractual agreement granting control of the subsidiary expires, (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest, or (d) the subsidiary becomes subject to the control of a government, court, administrator or regulator.

The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated, and (b) the carrying amount of the subsidiary’s assets and liabilities.

A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest and the amounts previously recognized in accumulated other comprehensive income (loss), i.e. the foreign currency translation adjustment.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

On February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. The Group adopted this new accounting standard effective January 1, 2019. The adoption of this authoritative guidance resulted in the recognition of operating lease assets and operating lease liabilities. The adoption of this authoritative guidance had no impact on the Group’s consolidated operating results, beginning retained earnings, and cash flows since the lease commenced on January 1, 2019.

In February 2018, the FASB issued ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220). This update provides companies with the option to reclassify stranded tax effects caused by the 2017 Tax Cuts and Jobs Act, or the 2017 Tax Act, from accumulated other comprehensive income to retained earnings. This standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The adoption of this standard had no material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The objective of ASU 2018-13 is to improve the effectiveness of disclosures in the notes to the financial statements by removing, modifying, and adding certain fair value disclosure requirements to facilitate clear communication of the information required by generally accepted accounting principles. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this ASU. The adoption of this standard had no material impact on the Group's consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update 2019-12-Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU summarizes the FASB’s recently issued Accounting Standards Update (ASU) No. 2019-12, simplifying the Accounting for Income Taxes. The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The adoption of this ASU had no material impact on the Group’s consolidated financial statements.

Recently Issued Accounting Pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting company. For all other entities, the requirements are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. ASU 2016-13 has been amended by ASU 2019-04, ASU 2019-05, and ASU 2019-11. For entities that have not yet adopted ASU No. 2016-13, the effective dates and transition methodology for ASU 2019-04, ASU 2019-05, and ASU 2019-11 are the same as the effective dates and transition methodology in ASU 2016-13. The Group did not adopt this standard yet due to the status of smaller reporting company. The Group plans to adopt this standard for the year beginning January 1, 2023. The Group does not expect the adoption of this standard will have a material impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.